Acquisitions (Schedule Of Purchase Price Allocation) (Details) (USD $)													9 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 25, 2012 Nine Stores Pawn Lending Locations [Member]	Dec. 31, 2012 Twenty Five Stores Pawn Lending Locations [Member]	Sep. 27, 2012 Twenty Five Stores Pawn Lending Locations [Member]	Dec. 31, 2012 Pawn Partners, Inc. [Member]	Dec. 31, 2011 Pawn Partners, Inc. [Member]	Dec. 31, 2012 Maxit [Member]	Oct. 04, 2010 Maxit [Member]	Sep. 30, 2013 Texas [Member]		Sep. 30, 2013 Texas [Member] Customer And Lead Provider Relationships [Member]	Sep. 30, 2013 Texas [Member] Noncompete Agreements [Member]
Business Acquisition [Line Items]
Pawn loans				$ 3,887,000		$ 7,057,000		$ 10,657,000	$ 20,714,000		$ 14,468,000
Merchandise acquired								5,485,000	6,217,000		8,024,000
Merchandise held for disposition, net				712,000		7,534,000
Pawn loan fees and service charges receivable				509,000		1,506,000		1,424,000	2,268,000		2,094,000
Property and equipment				200,000		631,000		70,000	7,578,000		4,230,000
Goodwill				7,662,000		31,521,000		26,679,000	26,246,000		62,335,000
Intangible assets, net				2,500,000		8,000,000		9,570,000	7,500,000		14,404,000	[1]	11,900,000	2,500,000
Other assets				103,000					80,000		383,000
Other liabilities								(99,000)	(1,426,000)		829,000
Customer deposits				(14,000)		(1,158,000)		(225,000)	(149,000)		1,365,000
Net assets acquired				15,559,000				53,561,000
Additional cash consideration payable				(128,000)	(3,100,000)			(4,300,000)
Additional Cash Consideration Paid							4,300,000
Restricted stock paid for acquisition	0	0	(10,854,000)						(10,854,000)
Purchase price adjustments (acquisition costs)							100,000			1,500,000	400,000
Total cash paid for acquisition				15,431,000		52,000,000		49,261,000	58,174,000
Total consideration paid for acquisition, net of cash acquired					$ 55,091,000		$ 53,561,000		$ 69,028,000		$ 103,744,000
Amortization period, in years													7 years	10 years

[1]	Includes $11.9 million related to customer relationships being amortized over seven years and $2.5 million related to a non-competition agreement being amortized over 10 years.